Commitments and Contingencies (Details Narrative) - USD ($)															1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended			14 Months Ended
	Feb. 15, 2024	Feb. 09, 2024	Feb. 02, 2024	Aug. 02, 2023	Feb. 23, 2023	Feb. 02, 2023	Jan. 20, 2023	Oct. 02, 2021	Aug. 18, 2021	Aug. 17, 2021	May 29, 2021	May 29, 2021	Feb. 08, 2021	Feb. 08, 2021	Aug. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Jun. 20, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Subsequent Event [Member]
Redemption price		$ 10.98
Armada Acquisition Corp I [Member]
Underwriting discount percentage										1.00%
Underwriting commissions										$ 1,500,000
Deferred underwriting commission payable										$ 225,000
Deferred underwriting commission expired								$ 225,000
Advisory fee percentage for initial public offering										1.00%
Advisory fee for IPO amount if underwriters' option is not exercised										$ 1,500,000
Advisory fee paid									$ 1,500,000	1,500,000
Advisory fee for business combination amount if underwriters' option is not exercised										$ 3,000,000
Marketing agreement fee percentage for business combination										2.25%
Marketing agreement fee for business combination amount if underwriters' option is not exercised										$ 3,375,000
Capital market advisory fee for business combination										$ 2,500,000
Cash fee percentage for target business introduction in business combination										1.00%
Issuance of representative shares, shares													162,500
Long term purchase commitment amount paid																						$ 120,000
Long-term purchase commitment, amount																	$ 1,030,000	$ 1,030,000	$ 1,030,000		$ 1,030,000
Threshold date for consummation of business combination				Feb. 17, 2024		Aug. 17, 2023				Feb. 17, 2023						Feb. 17, 2023	Feb. 17, 2023		Feb. 17, 2023		Feb. 17, 2023
Redemption price	$ 10.98			$ 10.56		$ 10.19										$ 11.31	$ 10.91	$ 11.11	$ 11.31		$ 10.71	$ 10.04
Temporary equity shares redeemed during the period shares	945,662	945,662		1,145,503		11,491,148									1,145,503
Armada Acquisition Corp I [Member] | ICR LLC [Member]
Related party transaction, amounts of transaction monthly fee																							$ 10,400
Armada Acquisition Corp I [Member] | Subsequent Event [Member]
Proceeds from other debts			$ 2,000,000
Other commitement			2,500,000
Redemption price	$ 10.98	$ 10.98
Temporary equity shares redeemed during the period shares	945,662	945,662
Armada Acquisition Corp I [Member] | Representative Shares [Member]
Shares issued, price per share													$ 0.0001	$ 0.0001
Issuance of representative shares, shares											87,500		87,500	162,500
Armada Acquisition Corp I [Member] | Northland Securities, Inc. [Member] | Representative Shares [Member]
Issuance of representative shares, shares												87,500	87,500
Armada Acquisition Corp I [Member] | Hallum Capital Group LLC [Member]
Advisory fee payable on consummation of business combination																$ 500,000	$ 500,000	$ 500,000	$ 500,000		$ 500,000
Armada Acquisition Corp I [Member] | D A Davidson And Co [Member]
Advisory fee payable on consummation of business combination																600,000	600,000	600,000	600,000		600,000
Armada Acquisition Corp I [Member] | Termination or Closing of Initial Business Combination [Member] | ICR LLC [Member]
Other liabilities																145,600	145,600	145,600	145,600		145,600
Armada Acquisition Corp I [Member] | Additional Liabilities Upon the Closing of the Initial Business Combination [Member] | ICR LLC [Member]
Other liabilities																145,600	145,600	145,600	145,600		145,600
Armada Acquisition Corp I [Member] | Initial Business Combination [Member] | Bishop IR [Member]
Success fee payable																$ 100,000	$ 100,000	$ 100,000	$ 100,000		$ 100,000
Related party transaction, amounts of transaction monthly fee																				$ 8,000
Armada Acquisition Corp I [Member] | Initial Business Combination [Member] | Subsequent Event [Member] | Bishop IR [Member]
Related party transaction, amounts of transaction monthly fee																				8,000
Armada Acquisition Corp I [Member] | Maximum [Member] | Initial Business Combination [Member] | Bishop IR [Member]
Related party transaction, amounts of transaction monthly fee																				12,000
Armada Acquisition Corp I [Member] | Maximum [Member] | Initial Business Combination [Member] | Subsequent Event [Member] | Bishop IR [Member]
Related party transaction, amounts of transaction monthly fee																				$ 12,000
Armada Acquisition Corp I [Member] | Prepaid Advance Agreement [Member]
Proceeds from other debts			2,000,000
Other commitement			2,500,000
Armada Acquisition Corp I [Member] | Prepaid Advance Agreement [Member] | Subsequent Event [Member]
Proceeds from other debts			2,000,000
Other commitement			$ 2,500,000
Armada Acquisition Corp I [Member] | Amended and Restated Business Combination Agreement [Member]
Advisory fee for business combination amount if underwriters' option is not exercised										$ 8,750,000
Armada Acquisition Corp I [Member] | Purchase Agreement [Member] | YA II PN, Ltd. [Member]
Value of ordinary shares expected to issue					$ 250,000,000
Armada Acquisition Corp I [Member] | Non Redemption Agreements [Member]
Threshold date for consummation of business combination							Aug. 17, 2023
Redemption price						$ 10.19
Temporary equity shares redeemed during the period shares						11,491,148
Number of shares allocated in exchange for non redeemption of public shares							75,000
Armada Acquisition Corp I [Member] | Non Redemption Agreements [Member] | Sponsor [Member]
Redemption price							$ 1.55
Temporary equity shares redeemed during the period value							$ 1,102,909
Temporary equity shares redeemed during the period shares							713,057